CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net income	$ 1,567,814	$ 1,519,273	$ 1,732,576
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, including amounts charged to cost of goods sold	501,310	448,200	418,830
Amortization, including amounts charged to interest expense	567,106	670,642	562,018
Provision for credit losses	63,306	40,834	54,389
Provision (benefit) for deferred income taxes	59,864	(102,324)	(118,864)
Share-based compensation expense	147,963	147,998	124,624
LIFO (credit) expense	(76,875)	(52,168)	204,595
Impairment of assets, including goodwill	837,378	418,000	0
Loss (gain) on divestiture of businesses	35,539	0	(40,665)
Türkiye highly inflationary impact	55,519	55,309	95,938
(Gain) loss on remeasurement of equity investment	(14,058)	16,201	(242)
Gain on divestiture of equity investment	(12,838)	0	0
Other, net	(33,548)	24,032	3,593
Changes in operating assets and liabilities, excluding the effects of acquisitions and divestitures:
Accounts receivable	(1,923,411)	(2,784,339)	(2,711,786)
Inventories	(1,269,429)	(1,479,599)	(2,183,368)
Prepaid expenses and other assets	173,857	156,672	211,242
Accounts payable	3,693,364	4,968,093	6,103,451
Accrued expenses	(21,131)	148,533	51,112
Income taxes payable and other liabilities	(213,724)	(204,517)	(196,146)
Long-term accrued litigation liability	(404,102)	(506,155)	(399,963)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,875,120	3,484,685	3,911,334
INVESTING ACTIVITIES
Capital expenditures	(667,981)	(487,173)	(458,359)
Cost of acquired companies, net of cash acquired	(4,095,630)	(69,771)	(1,409,835)
Cost of equity investments	(196,242)	(30,430)	(743,275)
Non-customer note receivable	(34,814)	(50,000)	0
Other, net	17,374	19,278	9,004
NET CASH USED IN INVESTING ACTIVITIES	(4,977,293)	(618,096)	(2,602,465)
FINANCING ACTIVITIES
Senior notes and loan borrowings	4,508,482	688,321	157,547
Senior notes and loan repayments	(1,280,615)	(662,525)	(811,353)
Borrowings under revolving and securitization credit facilities	132,134,224	69,703,045	78,218,439
Repayments under revolving and securitization credit facilities	(132,166,423)	(70,114,293)	(78,187,891)
Purchases of common stock	(435,471)	(1,491,367)	(1,180,728)
Exercises of stock options	29,133	37,840	61,152
Cash dividends on common stock	(437,081)	(416,168)	(398,752)
Employee tax withholdings related to restricted share vesting	(77,783)	(63,500)	(71,279)
Other, net	(25,352)	(12,347)	(9,413)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,249,114	(2,330,994)	(2,222,278)
EFFECT OF EXCHANGE RATE CHANGES ON CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(50,272)	9,396	72,759
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,096,669	544,991	(840,650)
Cash, cash equivalents, and restricted cash at beginning of year	3,297,880	2,752,889	3,593,539
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH AT END OF YEAR	4,394,549	3,297,880	2,752,889
Equity units
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments	121,666	0	0
Contingent consideration
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments	$ 19,550	$ 0	$ 0